UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008

[LOGO OF USAA]
   USAA(R)

                                 USAA VALUE Fund

                                         [GRAPHIC OF USAA VALUE FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2008

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                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Distributions to Shareholders                                            13

    Report of Independent Registered Public Accounting Firm                  14

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        23

    Financial Statements                                                     24

    Notes to Financial Statements                                            27

EXPENSE EXAMPLE                                                              41

ADVISORY AGREEMENTS                                                          43

TRUSTEES' AND OFFICERS' INFORMATION                                          51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]       WHEN IT FEELS LIKE THE WORST TIME - IS OLD
                                      FOR A REASON. THERE FREQUENTLY ARE BUYING
                                              OPPORTUNITIES IN DECLINES.

                                                          "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARK GIAMBRONE, CPA                               TIMOTHY J. CULLER, CFA
   Barrow, Hanley, Mewhinney &                      Barrow, Hanley, Mewhinney &
      Strauss, Inc.                                     Strauss, Inc.

JAMES P. BARROW                                   JAMES S. MCCLURE, CFA
   Barrow, Hanley, Mewhinney &                       Barrow, Hanley, Mewhinney &
      Strauss, Inc.                                     Strauss, Inc.

RAY NIXON, JR.                                    JOHN P. HARLOE, CFA
   Barrow, Hanley, Mewhinney &                       Barrow, Hanley, Mewhinney &
      Strauss, Inc.                                     Strauss, Inc.

ROBERT J. CHAMBERS, CFA
   Barrow, Hanley, Mewhinney &
      Strauss, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended July 31, 2008, the USAA Value Fund had a total return of -15.84%. This compares to returns of -14.75% for the Russell 3000 Value Index and -16.24% for the Lipper Multi-Cap Value Funds Index.

HOW WOULD YOU CHARACTERIZE THE REPORTING YEAR FROM A VALUE MANAGER'S
PERSPECTIVE?

         The stock market overall reflected the multiple strains of the credit crisis, the housing bust, the slowing economy, and the spike in oil and other commodities. Much of this played out on the value side, given that financials, energy, and materials are big value component sectors.

         We were significantly underweight in financials relative to the Russell 3000 Value Index, which obviously helped performance. We were underweight in energy, and the only materials company we held was a chemical firm that did not participate in the rise of metals and mining stocks.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHY DID YOU REMAIN UNDERWEIGHT IN COMMODITY-ORIENTED STOCKS WHEN VALUATIONS WERE RELATIVELY LOW?

         To have confidence in the attractiveness of individual company valuations, we have to be comfortable with the underlying commodity prices. We didn't believe such high commodity prices were sustainable and began to see them fall very late in the reporting year. We did have exposure to energy, as evidenced by the fact that Occidental Petroleum Corp. was our largest holding. Our view has been that select large, integrated global energy companies with exposure to oil and gas and refining and marketing are much better investments, because they are not totally dependent on crude oil prices.

WHAT OTHER AREAS HAD A SIGNIFICANT IMPACT ON PERFORMANCE?

         We had a substantial overweight in industrials stocks relative to the Russell 3000 Value Index, emphasizing companies with access to global growth. This helped performance relative to the index. One strong performer was Burlington Northern Santa Fe Corp., which is benefiting as railroads take market share from trucking due to high fuel costs and goods shipped into ports increasingly are put on the rails.

         Information technology was another positive area where we benefited by being overweight relative to the index. International Business Machines Corp. (IBM) was our biggest contributor in IT thanks to its strong global services business and investor-friendly share buybacks.

         We were hurt by our overweight in health care, particularly in HMOs, which sold off dramatically in January because insurance premiums were not keeping up with rising costs. We believed

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         that the pricing problem was temporary and took the opportunity to increase some of our current HMO holdings and initiate a position in CIGNA Corp.

WHAT'S YOUR OUTLOOK, AND HOW IS IT REFLECTED IN THE FUND'S POSITIONING?

         The market will struggle so long as there is pressure on the financials sector, which must work through the remaining credit crisis issues and a normal cyclical downturn in the credit cycle. We see this as a time of opportunity and are positioning the portfolio in high-quality companies whose lower stock prices reflect the weak stock market, not their individual prospects, in our opinion. Examples include Applied Materials, Inc., CIGNA, IBM, and Johnson & Johnson.

         Within the financials sector, we've reduced the Fund's risk profile by selling companies whose prospects have deteriorated. We have added when we believe we see value the market has yet to recognize. For instance, we've built a position in CIT Group, Inc., which sold its mortgage subsidiary to a hedge fund, effectively ending its liquidity and earnings problems. CIT Group should be able to ride out the storm given its solid position in commercial lending, and is selling at an extremely low valuation.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA VALUE FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
       out of 1,165 large value funds for the period ended July 31, 2008:

                                 OVERALL RATING
                                 *   *    *   *

          3-YEAR                      5-YEAR                   10-YEAR
          * * *                       * * * *                    N/A
    out of 1,189 funds            out of 931 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA VALUE FUND

                             LIPPER LEADER (OVERALL)

                                       [5]
                                 TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency among 327 funds within the Lipper Multi-Cap Value Funds category for the overall period ended July 31, 2008. The Fund received a Lipper Leader rating for Tax Efficiency of 327 and 251 funds for the three- and five-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of July 31, 2008. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

                                                                               9
 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VALUE FUND (Ticker Symbol: UVALX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities of companies that are considered to be undervalued.

--------------------------------------------------------------------------------
                                          7/31/08                     7/31/07
--------------------------------------------------------------------------------
Net Assets                            $385.3 Million              $476.8 Million
Net Asset Value Per Share                 $12.45                      $15.41

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR                        5 YEARS                 SINCE INCEPTION ON 8/03/01
-15.84%                        8.50%                            6.15%

--------------------------------
         EXPENSE RATIO*
--------------------------------
Before Reimbursement       1.25%
After Reimbursement        1.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.15%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            RUSSELL 3000          LIPPER MULTI-CAP
                   USAA VALUE FUND          VALUE INDEX           VALUE FUNDS INDEX
                   ---------------          ------------          -----------------
07/31/01             $10,000.00              $10,000.00              $10,000.00
08/31/01              10,020.00                9,624.40                9,628.60
09/30/01               9,160.00                8,919.93                8,641.98
10/31/01               9,520.00                8,863.95                8,819.73
11/30/01              10,530.00                9,387.67                9,457.95
12/31/01              11,164.18                9,633.61                9,732.41
01/31/02              11,184.24                9,574.07                9,605.78
02/28/02              11,063.87                9,592.65                9,480.12
03/31/02              11,766.02               10,066.13                9,964.06
04/30/02              11,605.53                9,774.24                9,670.98
05/31/02              11,485.16                9,792.88                9,661.61
06/30/02              10,532.24                9,257.91                8,922.43
07/31/02               9,649.54                8,359.25                8,181.78
08/31/02               9,669.60                8,415.37                8,312.01
09/30/02               8,796.93                7,502.75                7,410.88
10/31/02               9,047.70                8,026.75                7,807.65
11/30/02               9,318.53                8,541.61                8,389.17
12/31/02               9,120.12                8,171.02                8,018.86
01/31/03               8,928.01                7,970.96                7,853.61
02/28/03               8,847.12                7,754.64                7,652.14
03/31/03               8,796.57                7,772.28                7,680.89
04/30/03               9,241.45                8,460.16                8,348.20
05/31/03               9,898.67                9,028.34                9,046.01
06/30/03              10,111.00                9,144.20                9,112.49
07/31/03              10,100.89                9,303.39                9,237.82
08/31/03              10,383.99                9,463.79                9,527.22
09/30/03              10,252.55                9,370.22                9,417.49
10/31/03              10,838.99                9,958.06                9,936.42
11/30/03              11,031.10               10,112.18               10,148.24
12/31/03              11,632.37               10,715.19               10,647.69
01/31/04              11,694.03               10,917.63               10,872.66
02/29/04              11,981.75               11,149.86               11,079.81
03/31/04              11,848.17               11,071.92               10,982.86
04/30/04              11,591.27               10,777.21               10,781.07
05/31/04              11,694.03               10,888.61               10,831.76
06/30/04              12,238.65               11,168.96               11,136.92
07/31/04              11,971.48               10,981.46               10,818.71
08/31/04              12,043.41               11,133.66               10,856.45
09/30/04              12,361.96               11,328.10               11,076.03
10/31/04              12,495.55               11,515.35               11,221.41
11/30/04              13,307.35               12,134.57               11,809.06
12/31/04              13,806.13               12,530.73               12,235.27
01/31/05              13,662.43               12,285.54               11,969.13
02/28/05              14,148.79               12,678.84               12,284.94
03/31/05              14,060.36               12,497.57               12,110.98
04/30/05              13,750.86               12,238.35               11,821.12
05/31/05              14,104.58               12,569.70               12,205.88
06/30/05              14,425.14               12,742.72               12,356.16
07/31/05              14,922.56               13,142.62               12,773.37
08/31/05              14,756.75               13,063.47               12,677.96
09/30/05              14,889.40               13,228.66               12,784.34
10/31/05              14,403.03               12,893.02               12,470.97
11/30/05              14,756.75               13,325.61               12,889.90
12/31/05              14,949.62               13,389.20               13,010.36
01/31/06              15,381.30               13,960.50               13,439.30
02/28/06              15,426.74               14,037.92               13,460.42
03/31/06              15,676.66               14,272.07               13,681.44
04/30/06              16,119.69               14,604.55               13,952.89
05/31/06              15,676.66               14,214.21               13,593.60
06/30/06              15,619.86               14,312.63               13,566.14
07/31/06              15,653.94               14,609.44               13,609.07
08/31/06              15,915.21               14,871.31               13,871.09
09/30/06              16,267.37               15,154.00               14,183.27
10/31/06              16,744.49               15,674.96               14,683.19
11/30/06              17,119.36               16,040.95               14,988.96
12/31/06              17,435.52               16,380.76               15,231.27
01/31/07              17,728.25               16,593.51               15,489.89
02/28/07              17,599.45               16,339.82               15,225.03
03/31/07              17,927.32               16,587.39               15,354.61
04/30/07              18,524.50               17,160.33               15,985.35
05/31/07              19,273.92               17,780.24               16,596.41
06/30/07              18,946.05               17,365.05               16,302.47
07/31/07              18,044.41               16,504.65               15,546.37
08/31/07              18,138.09               16,701.46               15,577.46
09/30/07              18,536.21               17,234.62               15,988.96
10/31/07              18,665.02               17,251.24               16,054.89
11/30/07              17,985.87               16,372.16               15,241.08
12/31/07              17,660.65               16,215.24               15,073.02
01/31/08              17,014.23               15,564.53               14,342.48
02/29/08              16,306.83               14,915.04               13,834.46
03/31/08              15,697.00               14,829.06               13,558.52
04/30/08              16,477.58               15,531.84               14,251.35
05/31/08              16,867.87               15,550.29               14,506.80
06/30/08              15,270.12               14,062.50               13,167.54
07/31/08              15,184.74               14,070.87               13,022.34

                                   [END CHART]

         *DATA FROM 7/31/01 THROUGH 7/31/08.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Value Fund to the following benchmarks:

         o The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the unmanaged Russell 1000 Value or the unmanaged Russell 2000 Value indexes.

         o The unmanaged Lipper Multi-Cap Value Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Value Funds category.

         *THE  PERFORMANCE  OF THE LIPPER  MULTI-CAP  VALUE  FUNDS INDEX AND THE
          RUSSELL 3000 VALUE INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 2001, WHILE THE FUND'S INCEPTION DATE IS AUGUST 3, 2001. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
    TOP 10 EQUITY HOLDINGS AS OF 7/31/2008
               (% of Net Assets)
----------------------------------------------

Occidental Petroleum Corp.               2.9%

ConocoPhillips                           2.4%

Imperial Tobacco Group plc ADR           2.3%

L-3 Communications Holdings, Inc.        2.2%

SLM Corp.                                2.0%

Stanley Works                            2.0%

Verizon Communications, Inc.             2.0%

Illinois Tool Works, Inc.                1.9%

Entergy Corp.                            1.8%

UST, Inc.                                1.8%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-22.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

            SECTOR ASSET ALLOCATION*
                   7/31/2008

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                               16.6%
Industrials                              15.6%
Health Care                              12.4%
Consumer Discretionary                   11.1%
Energy                                   10.9%
Consumer Staples                          9.7%
Information Technology                    7.7%
Utilities                                 6.7%
Telecommunication Services                3.7%
Materials                                 2.1%
Money Market Instruments                  3.8%

                  [END CHART]

         *EXCLUDES SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
          SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA VALUE FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         99.80% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

         For the fiscal year ended July 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $11,349,000 as long-term capital gains for the fiscal year ended July 31, 2008.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $226,000 as qualifying interest income.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA VALUE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Value Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Value Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (96.5%)

               CONSUMER DISCRETIONARY (11.1%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    82,600     Hanesbrands, Inc.*(a)                                                                  $  1,771
                                                                                                      --------
               APPAREL RETAIL (0.6%)
   114,700     Men's Wearhouse, Inc.(a)                                                                  2,284
                                                                                                      --------
               AUTO PARTS & EQUIPMENT (0.7%)
   172,700     American Axle & Manufacturing Holdings, Inc.(a)                                           1,015
   114,500     Lear Corp.*                                                                               1,650
                                                                                                      --------
                                                                                                         2,665
                                                                                                      --------
               AUTOMOBILE MANUFACTURERS (0.3%)
    87,300     Winnebago Industries, Inc.(a)                                                             1,114
                                                                                                      --------
               AUTOMOTIVE RETAIL (0.5%)
    50,800     Advance Auto Parts, Inc.                                                                  2,087
                                                                                                      --------
               FOOTWEAR (0.5%)
    69,700     Wolverine World Wide, Inc.                                                                1,863
                                                                                                      --------
               GENERAL MERCHANDISE STORES (1.4%)
   230,800     Family Dollar Stores, Inc.                                                                5,378
                                                                                                      --------
               HOME IMPROVEMENT RETAIL (0.9%)
    76,700     Home Depot, Inc.                                                                          1,828
    30,500     Sherwin-Williams Co.                                                                      1,624
                                                                                                      --------
                                                                                                         3,452
                                                                                                      --------
               HOMEFURNISHING RETAIL (0.2%)
    31,300     Aaron Rents, Inc. "B"                                                                       860
                                                                                                      --------
               HOTELS, RESORTS, & CRUISE LINES (2.1%)
   160,200     Carnival Corp.                                                                            5,918
    87,700     Royal Caribbean Cruises Ltd.(a)                                                           2,234
                                                                                                      --------
                                                                                                         8,152
                                                                                                      --------
               HOUSEHOLD APPLIANCES (2.0%)
   172,700     Stanley Works                                                                             7,682
                                                                                                      --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               LEISURE PRODUCTS (0.5%)
   105,700     Brunswick Corp.(a)                                                                     $  1,363
   100,400     MarineMax, Inc.*(a)                                                                         661
                                                                                                      --------
                                                                                                         2,024
                                                                                                      --------
               PUBLISHING (0.4%)
    92,200     Idearc, Inc.                                                                                121
   176,900     Valassis Communications, Inc.*(a)                                                         1,560
                                                                                                      --------
                                                                                                         1,681
                                                                                                      --------
               SPECIALIZED CONSUMER SERVICES (0.2%)
    86,200     Service Corp. International                                                                 825
                                                                                                      --------
               SPECIALTY STORES (0.3%)
   139,900     Office Depot, Inc.*                                                                         951
                                                                                                      --------
               Total Consumer Discretionary                                                             42,789
                                                                                                      --------
               CONSUMER STAPLES (9.7%)
               -----------------------
               DISTILLERS & VINTNERS (0.6%)
    34,700     Diageo plc ADR                                                                            2,442
                                                                                                      --------
               PACKAGED FOODS & MEAT (1.0%)
   118,336     Kraft Foods, Inc. "A"                                                                     3,765
                                                                                                      --------
               TOBACCO (8.1%)
   158,500     Altria Group, Inc.                                                                        3,226
   116,200     Imperial Tobacco Group plc ADR                                                            8,707
    48,400     Lorillard, Inc.*                                                                          3,248
   118,300     Philip Morris International, Inc.                                                         6,110
    51,700     Reynolds American, Inc.                                                                   2,886
   133,900     UST, Inc.                                                                                 7,045
                                                                                                      --------
                                                                                                        31,222
                                                                                                      --------
               Total Consumer Staples                                                                   37,429
                                                                                                      --------
               ENERGY (10.9%)
               --------------
               INTEGRATED OIL & GAS (7.4%)
    34,700     Chevron Corp.                                                                             2,934
   115,700     ConocoPhillips                                                                            9,443

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
    64,900     Murphy Oil Corp.                                                                       $  5,175
   140,500     Occidental Petroleum Corp.                                                               11,076
                                                                                                      --------
                                                                                                        28,628
                                                                                                      --------
               OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    18,550     Encore Acquisition Co.*                                                                   1,148
    60,200     EXCO Resources, Inc.*                                                                     1,568
    82,100     Parallel Petroleum Corp.*                                                                 1,345
                                                                                                      --------
                                                                                                         4,061
                                                                                                      --------
               OIL & GAS STORAGE & TRANSPORTATION (2.4%)
   217,000     El Paso Corp.                                                                             3,890
   195,100     Spectra Energy Corp.                                                                      5,301
                                                                                                      --------
                                                                                                         9,191
                                                                                                      --------
               Total Energy                                                                             41,880
                                                                                                      --------
               FINANCIALS (16.6%)
               ------------------
               CONSUMER FINANCE (3.9%)
   125,000     American Express Co.                                                                      4,640
    64,700     Capital One Financial Corp.(a)                                                            2,709
   451,800     SLM Corp.*                                                                                7,739
                                                                                                      --------
                                                                                                        15,088
                                                                                                      --------
               DIVERSIFIED BANKS (1.2%)
   154,500     Wells Fargo & Co.                                                                         4,677
                                                                                                      --------
               INSURANCE BROKERS (0.6%)
    76,100     Willis Group Holdings Ltd.                                                                2,380
                                                                                                      --------
               MULTI-LINE INSURANCE (1.9%)
   153,100     American International Group, Inc.                                                        3,989
    49,600     Hartford Financial Services Group, Inc.                                                   3,144
                                                                                                      --------
                                                                                                         7,133
                                                                                                      --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.5%)
   173,659     Bank of America Corp.(a)                                                                  5,713
   185,900     Citigroup, Inc.                                                                           3,475
   100,500     JPMorgan Chase & Co.                                                                      4,083
                                                                                                      --------
                                                                                                        13,271
                                                                                                      --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (1.9%)
    83,000     Allstate Corp.                                                                         $  3,836
    61,000     Axis Capital Holdings Ltd.                                                                1,933
    77,400     Stewart Information Services Corp.                                                        1,351
    16,700     XL Capital Ltd. "A"                                                                         299
                                                                                                      --------
                                                                                                         7,419
                                                                                                      --------
               REGIONAL BANKS (0.7%)
    26,900     Bank of Hawaii Corp.                                                                      1,355
    23,318     Cullen/Frost Bankers, Inc.                                                                1,230
                                                                                                      --------
                                                                                                         2,585
                                                                                                      --------
               REITs - INDUSTRIAL (0.5%)
    83,300     First Industrial Realty Trust, Inc.(a)                                                    2,065
                                                                                                      --------
               REITs - MORTGAGE (0.9%)
   224,700     Annaly Capital Management, Inc.                                                           3,386
                                                                                                      --------
               SPECIALIZED FINANCE (0.4%)
   176,100     CIT Group, Inc.                                                                           1,493
                                                                                                      --------
               THRIFTS & MORTGAGE FINANCE (1.1%)
    59,400     New York Community Bancorp, Inc.                                                            987
   143,180     People's United Financial, Inc.                                                           2,431
   176,900     Washington Mutual, Inc.(a)                                                                  943
                                                                                                      --------
                                                                                                         4,361
                                                                                                      --------
               Total Financials                                                                         63,858
                                                                                                      --------
               HEALTH CARE (12.4%)
               -------------------
               Health Care Equipment (2.0%)
    89,500     Baxter International, Inc.                                                                6,141
    60,800     Hill-Rom Holdings, Inc.                                                                   1,708
                                                                                                      --------
                                                                                                         7,849
                                                                                                      --------
               HEALTH CARE SERVICES (1.4%)
   102,500     Omnicare, Inc.                                                                            3,017
    42,000     Quest Diagnostics, Inc.                                                                   2,233
                                                                                                      --------
                                                                                                         5,250
                                                                                                      --------
               MANAGED HEALTH CARE (4.1%)
    64,000     CIGNA Corp.                                                                               2,369
    70,100     Coventry Health Care, Inc.*                                                               2,479

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
   147,400     UnitedHealth Group, Inc.                                                               $  4,139
   125,900     WellPoint, Inc.*                                                                          6,604
                                                                                                      --------
                                                                                                        15,591
                                                                                                      --------
               PHARMACEUTICALS (4.9%)
   241,300     Bristol-Myers Squibb Co.                                                                  5,096
    31,300     Johnson & Johnson                                                                         2,143
   337,100     Pfizer, Inc.                                                                              6,294
   134,800     Wyeth                                                                                     5,462
                                                                                                      --------
                                                                                                        18,995
                                                                                                      --------
               Total Health Care                                                                        47,685
                                                                                                      --------
               INDUSTRIALS (15.6%)
               -------------------
               AEROSPACE & DEFENSE (4.5%)
    42,100     Goodrich Corp.                                                                            2,069
   131,700     Honeywell International, Inc.                                                             6,696
    84,500     L-3 Communications Holdings, Inc.                                                         8,339
                                                                                                      --------
                                                                                                        17,104
                                                                                                      --------
               CONSTRUCTION & ENGINEERING (0.4%)
    81,500     Insituform Technologies, Inc. "A"*(a)                                                     1,409
                                                                                                      --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    43,400     Terex Corp.*                                                                              2,054
                                                                                                      --------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
   101,100     Emerson Electric Co.                                                                      4,923
    51,300     Regal-Beloit Corp.                                                                        2,142
                                                                                                      --------
                                                                                                         7,065
                                                                                                      --------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.5%)
   108,200     Korn/Ferry International*                                                                 1,894
                                                                                                      --------
               INDUSTRIAL MACHINERY (4.2%)
    40,500     Eaton Corp.                                                                               2,877
     6,800     Flowserve Corp.                                                                             907
    11,400     Harsco Corp.                                                                                617
   158,500     Illinois Tool Works, Inc.                                                                 7,426
    36,500     ITT Corp.                                                                                 2,444
    42,800     Kaydon Corp.                                                                              2,029
                                                                                                      --------
                                                                                                        16,300
                                                                                                      --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               OFFICE SERVICES & SUPPLIES (1.4%)
    66,700     Avery Dennison Corp.                                                                   $  2,935
    80,900     Pitney Bowes, Inc.                                                                        2,564
                                                                                                      --------
                                                                                                         5,499
                                                                                                      --------
               RAILROADS (1.6%)
    56,900     Burlington Northern Santa Fe Corp.                                                        5,925
                                                                                                      --------
               TRUCKING (0.7%)
    43,000     Ryder System, Inc.                                                                        2,836
                                                                                                      --------
               Total Industrials                                                                        60,086
                                                                                                      --------
               INFORMATION TECHNOLOGY (7.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.8%)
   219,200     Mentor Graphics Corp. *                                                                   3,042
                                                                                                      --------
               COMMUNICATIONS EQUIPMENT (1.0%)
   147,400     Nokia Corp. ADR                                                                           4,027
                                                                                                      --------
               COMPUTER HARDWARE (1.6%)
    63,400     Diebold, Inc.                                                                             2,344
    31,300     International Business Machines Corp.                                                     4,006
                                                                                                      --------
                                                                                                         6,350
                                                                                                      --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    62,400     Computer Sciences Corp.*                                                                  2,956
                                                                                                      --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.1%)
    62,400     Littelfuse, Inc. *                                                                        1,994
   242,400     Vishay Intertechnology, Inc. *                                                            2,175
                                                                                                      --------
                                                                                                         4,169
                                                                                                      --------
               ELECTRONIC MANUFACTURING SERVICES (0.7%)
    75,300     Mercury Computer Systems, Inc. *                                                            575
    75,600     Plexus Corp. *                                                                            2,155
                                                                                                      --------
                                                                                                         2,730
                                                                                                      --------
               IT CONSULTING & OTHER SERVICES (0.6%)
    61,000     Maximus, Inc.                                                                             2,264
                                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (1.1%)
   147,400     Applied Materials, Inc.                                                                $  2,553
   197,400     Brooks Automation, Inc.*                                                                  1,542
                                                                                                      --------
                                                                                                         4,095
                                                                                                      --------
               Total Information Technology                                                             29,633
                                                                                                      --------
               MATERIALS (2.1%)
               ----------------
               ALUMINUM (0.3%)
    17,300     Century Aluminum Co.*                                                                     1,028
                                                                                                      --------
               DIVERSIFIED CHEMICALS (1.3%)
   116,100     E.I. du Pont de Nemours & Co.                                                             5,086
                                                                                                      --------
               SPECIALTY CHEMICALS (0.5%)
   278,000     Polyone Corp.*                                                                            2,085
                                                                                                      --------
               Total Materials                                                                           8,199
                                                                                                      --------
               TELECOMMUNICATION SERVICES (3.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.7%)
   209,830     AT&T, Inc.                                                                                6,465
   230,100     Verizon Communications, Inc.                                                              7,832
                                                                                                      --------
               Total Telecommunication Services                                                         14,297
                                                                                                      --------
               UTILITIES (6.7%)
               ----------------
               ELECTRIC UTILITIES (3.2%)
   188,000     Duke Energy Corp.                                                                         3,305
    64,100     Entergy Corp.                                                                             6,854
    60,300     Pinnacle West Capital Corp.                                                               2,024
                                                                                                      --------
                                                                                                        12,183
                                                                                                      --------
               MULTI-UTILITIES (3.5%)
   142,300     CenterPoint Energy, Inc.                                                                  2,244
   129,900     Dominion Resources, Inc.                                                                  5,739
    87,650     MDU Resources Group, Inc.                                                                 2,797

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
JULY 31, 2008

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                                  (000)
--------------------------------------------------------------------------------------------------------------
   144,600     Xcel Energy, Inc.                                                                      $  2,901
                                                                                                      --------
                                                                                                        13,681
                                                                                                      --------
               Total Utilities                                                                          25,864
                                                                                                      --------
               Total Common Stocks (cost: $376,825)                                                    371,720
                                                                                                      --------
               MONEY MARKET INSTRUMENTS (3.8%)

               MONEY MARKET FUNDS (3.8%)
14,725,000     State Street Institutional Liquid Reserves, 2.48%(b) (cost: $14,725)                     14,725
                                                                                                      --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (6.0%)

               MONEY MARKET FUNDS (1.6%)
   995,816     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.56%(b)                             996
 5,141,000     Merrill Lynch Premier Institutional Fund, 2.54%(b)                                        5,141
                                                                                                      --------
               Total Money Market Funds                                                                  6,137
                                                                                                      --------

 PRINCIPAL
    AMOUNT
     (000)
---------
               REPURCHASE AGREEMENTS (4.4%)
    $9,000       Credit  Suisse First Boston LLC,  2.19%,  acquired on 7/31/2008 and due  8/01/2008  at  $9,000  (collateralized  by  $3,585  of
                 Federal Home Loan Bank(c),  2.46%(d), due 10/27/2008 and $5,660
                 of Treasury Bill, 1.73%(d),
                 due 1/02/2009; combined market value $9,182)                                            9,000
     8,000     Deutsche Bank Securities, Inc., 2.18%, acquired on
                 7/31/2008 and due 8/01/2008 at $8,000 (collateralized by
                 $8,210 of Federal Home Loan Bank(c), 2.45% - 5.45%,
                 due 5/7/2009 - 2/08/2023; combined market value $8,165)                                 8,000
                                                                                                      --------
               Total Repurchase Agreements                                                              17,000
                                                                                                      --------
               Total Short-Term Investments Purchased With Cash
                 Collateral From Securities Loaned (cost: $23,137)                                      23,137
                                                                                                      --------

               TOTAL INVESTMENTS (COST: $414,687)                                                     $409,582
                                                                                                      ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.1% of net assets at July 31, 2008.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2008.

         (b) Rate represents the money market fund annualized seven-day yield at July 31, 2008.

         (c) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VALUE FUND
JULY 31, 2008

ASSETS
   Investments in securities, at market value (including securities
      on loan of $21,532) (cost of $414,687)                               $409,582
   Cash                                                                           1
   Receivables:
      Capital shares sold                                                       267
      USAA Investment Management Company (Note 6D)                              389
      USAA Transfer Agency Company (Note 6E)                                      1
      Dividends and interest                                                    626
      Securities sold                                                           246
      Other                                                                      15
                                                                           --------
         Total assets                                                       411,127
                                                                           --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                       23,138
      Securities purchased                                                    2,066
      Capital shares redeemed                                                   325
   Accrued management fees                                                      243
   Accrued transfer agent's fees                                                 28
   Other accrued expenses and payables                                           72
                                                                           --------
         Total liabilities                                                   25,872
                                                                           --------
            Net assets applicable to capital shares outstanding            $385,255
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $393,832
   Accumulated undistributed net investment income                            3,342
   Accumulated net realized loss on investments                              (6,814)
   Net unrealized depreciation of investments                                (5,105)
                                                                           --------
            Net assets applicable to capital shares outstanding            $385,255
                                                                           ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                           30,937
                                                                           ========
   Net asset value, redemption price, and offering price per share         $  12.45
                                                                           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VALUE FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $18)                     $ 10,355
   Interest                                                                  417
   Securities lending (net)                                                  100
                                                                        --------
      Total income                                                        10,872
                                                                        --------

EXPENSES
   Management fees                                                         3,324
   Administration and servicing fees                                         651
   Transfer agent's fees                                                   1,139
   Custody and accounting fees                                                70
   Postage                                                                    71
   Shareholder reporting fees                                                 39
   Trustees' fees                                                             10
   Registration fees                                                          34
   Professional fees                                                          64
   Other                                                                      15
                                                                        --------
      Total expenses                                                       5,417
   Expenses paid indirectly                                                  (20)
   Expenses reimbursed                                                      (421)
                                                                        --------
      Net expenses                                                         4,976
                                                                        --------
NET INVESTMENT INCOME                                                      5,896
                                                                        --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                      (4,384)
   Change in net unrealized appreciation/depreciation                    (74,564)
                                                                        --------
      Net realized and unrealized loss                                   (78,948)
                                                                        --------
Decrease in net assets resulting from operations                        $(73,052)
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VALUE FUND
YEARS ENDED JULY 31,

                                                                      2008            2007
                                                                 -------------------------
FROM OPERATIONS
   Net investment income                                         $   5,896        $  4,777
   Net realized gain (loss) on investments                          (4,384)         14,243
   Change in net unrealized appreciation/depreciation of
      investments                                                  (74,564)         35,985
                                                                 -------------------------
      Increase (decrease) in net assets resulting
         from operations                                           (73,052)         55,005
                                                                 -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (5,296)         (4,208)
   Net realized gains                                              (13,159)         (8,152)
                                                                 -------------------------
      Distributions to shareholders                                (18,455)        (12,360)
                                                                 -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       111,537         176,019
   Reinvested dividends                                             18,270          12,217
   Cost of shares redeemed                                        (129,836)        (99,182)
                                                                 -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                            (29)         89,054
                                                                 -------------------------
   Capital contribution from USAA Transfer Agency Company                -               3
                                                                 -------------------------
Net increase (decrease) in net assets                              (91,536)        131,702

NET ASSETS
   Beginning of year                                               476,791         345,089
                                                                 -------------------------
   End of year                                                   $ 385,255        $476,791
                                                                 =========================
Accumulated undistributed net investment income:
   End of year                                                   $   3,342        $  2,742
                                                                 ========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       7,946          11,610
   Shares issued for dividends reinvested                            1,236             818
   Shares redeemed                                                  (9,189)         (6,530)
                                                                 -------------------------
      Increase (decrease) in shares outstanding                         (7)          5,898
                                                                 =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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USAA VALUE FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value

28

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USAA VALUE FUND
JULY 31, 2008

                  of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Repurchase  agreements are valued at cost, which  approximates market value.

               6. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

                  applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers.

30

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

               These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

               between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $15,000 and $5,000, respectively, resulting in a total reduction in Fund expenses of $20,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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           to FINANCIAL Statements
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USAA VALUE FUND
JULY 31, 2008

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

         distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                                      2008               2007
                                                  ------------------------------
         Ordinary income*                         $ 7,106,000         $4,269,000
         Long-term realized capital gains          11,349,000          8,091,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:


         Undistributed ordinary income                              $ 3,343,000
         Accumulated capital and other losses                        (5,078,000)
         Unrealized depreciation of investments                      (6,841,000)


         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had a current post-October capital loss of $5,078,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open

34

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           (continued)

USAA VALUE FUND
JULY 31, 2008

         tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $89,702,000 and $88,723,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $416,423,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $59,927,000 and $66,768,000, respectively, resulting in net unrealized depreciation of $6,841,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

         cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2008, the Fund received securities-lending income of $100,000, which is net of the 20% income retained by Wachovia. As of July 31, 2008, the Fund loaned securities having a fair market value of approximately $21,532,000, which excluded $17,000 of securities on loan that were sold prior to July 31, 2008. The Fund received cash collateral of $23,138,000 for the loans. Of this amount, $23,137,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Value Funds Index,

36

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

               which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Value Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Value Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $3,324,000, which included a performance adjustment of $66,000 that increased the base management fee of 0.75% by 0.02%.

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

            B. SUBADVISORY  ARRANGEMENTS  - The  Manager  has  entered  into  an investment subadvisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), under which BHMS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in the annual amount of 0.75% on the first $15 million in assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the year ended July 31, 2008, the Manager incurred subadvisory fees, paid or payable to BHMS, of $1,303,000.

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $651,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE  LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.15% of its average annual net assets, before reductions of any expenses paid indirectly, and

38

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

               will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2008, the Fund incurred reimbursable expenses of $421,000, of which $389,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,139,000. At July 31, 2008, the Fund recorded a receivable from SAS of $1,000 for adjustments to dividends and capital gains payable.

            F. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR
               VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

               statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            B. SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND
               FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

            C. SFAS NO.  161,  "DISCLOSURES  ABOUT  DERIVATIVE  INSTRUMENTS  AND
               HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

40

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           to FINANCIAL Statements
           (continued)

USAA VALUE FUND
JULY 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED JULY 31,
                                                ---------------------------------------------------------------------
                                                    2008           2007            2006           2005           2004
                                                ---------------------------------------------------------------------
Net asset value at beginning of period          $  15.41       $  13.78        $  13.50       $  11.65       $   9.99
Income (loss) from investment operations:
   Net investment income                             .19            .15             .15            .11            .21
   Net realized and unrealized gain (loss)         (2.54)          1.93             .49           2.67           1.64
                                                ---------------------------------------------------------------------
Total from investment operations                   (2.35)          2.08             .64           2.78           1.85
                                                ---------------------------------------------------------------------
Less distributions from:
   Net investment income                            (.17)          (.15)           (.12)          (.15)          (.19)
   Realized capital gains                           (.44)          (.30)           (.24)          (.78)             -
                                                ---------------------------------------------------------------------
Total distributions                                 (.61)          (.45)           (.36)          (.93)          (.19)
                                                ---------------------------------------------------------------------
Net asset value at end of period                $  12.45       $  15.41        $  13.78       $  13.50       $  11.65
                                                =====================================================================
Total return (%)*                                 (15.85)         15.27(a)         4.90          24.65          18.52
Net assets at end of period (000)               $385,255       $476,791        $345,089       $231,135       $109,503
Ratios to average net assets:**
   Expenses (%)(b)                                  1.15           1.15(a)         1.15           1.15           1.15
   Expenses, excluding
      reimbursements (%)(b)                         1.25           1.24(a)         1.26           1.27           1.30
   Net investment income (%)                        1.36           1.11            1.27           1.14           1.96
Portfolio turnover (%)                                21             24              26             22            176

  * Assumes  reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended July 31, 2008, average net assets were $434,032,000.
(a) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                    (.01%)         (.01%)          (.01%)         (.02%)         (.04%)

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA VALUE FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA VALUE FUND
JULY 31, 2008

         with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                     BEGINNING              ENDING             DURING PERIOD*
                                   ACCOUNT VALUE        ACCOUNT VALUE        FEBRUARY 1, 2008 -
                                  FEBRUARY 1, 2008      JULY 31, 2008          JULY 31, 2008
                                 --------------------------------------------------------------
         Actual                     $1,000.00              $  892.50                 $5.41

         Hypothetical
         (5% return before
         expenses)                   1,000.00               1,019.14                  5.77

         *Expenses are equal to the Fund's annualized expense ratio of 1.15%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (10.75)% for the six-month period of February 1, 2008, through July 31, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA VALUE FUND
JULY 31, 2008

         At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA VALUE FUND
JULY 31, 2008

         Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA VALUE FUND
JULY 31, 2008

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA VALUE FUND
JULY 31, 2008

         (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements - was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of both its expense group and its expense universe. The Board took into account management's discussion of the current size of the Fund and the effect of potential growth on expenses. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA VALUE FUND
JULY 31, 2008

         December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the same periods. The Board took into account management's discussion of the Fund's performance, including the effect of the current market environment and the Fund's improved performance. The Board also noted the Fund's current Morningstar rating.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed expenses of the Fund and also pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the expense reimbursement arrangements by the Manager and the fact that the Manager pays the subadvisory fee.

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA VALUE FUND
JULY 31, 2008

         The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA VALUE FUND
JULY 31, 2008

         any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA VALUE FUND
JULY 31, 2008

         with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2007, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, it determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                   OR CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                    Postage
                                                                    P A I D
                                                                     USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40846-0908                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09/25/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/26/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/26/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.